Transfers and Servicing of Financial Assets - Key Valuation Assumptions for MSRs on the Balance Sheet Dates (Detail)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cost of servicing (in usd per loan)	74	74	73
Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rates	9.25%	9.25%	9.25%		8.00%
Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rates	11.00%	11.00%	11.00%		11.00%
FNMA
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	8.50%	7.80%	12.00%		6.30%
FNMA | Acquired in a merger with Swain
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	20.90%	15.40% [1]	31.80%	[1],[2]	17.10%	[2]
GNMA I
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	9.00%	8.10%	15.00%		6.70%
GNMA II
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)	8.00%	7.50%	10.80%		6.00%
FHLMC
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Annual prepayment speeds (by investor type)		7.80%

[1]	Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.
[2]	Represents older, higher interest rate loans acquired from our merger with Swain during 2009.